Property, Plant and Equipment	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Property, Plant and Equipment [Text Block]
7.	Property, Plant and Equipment

	Nechalacho		Computer
	REE Project		and Office	Land and	Exploration	Leasehold
	(a)	Airstrip	Equipment	Building	Equipment	Improvements	Total
Cost
As at September 1, 2016	$103,420,326	$646,860	$301,556	$74,455	$680,884	$94,594	$105,218,675

Additions	198,342	-	36,603	-	2,975	-	237,920
Disposals	-	-	(120,069)	-	-	-	(120,069)

As at August 31, 2017	103,618,668	646,860	218,090	74,455	683,859	94,594	105,336,526

Additions	259,681	-	1,958	16,450	11,673	-	289,762
Disposals	-	-	-	-	-	-	-

As at August 31, 2018	$103,878,349	$646,860	$220,048	$90,905	$695,532	$94,594	$105,626,288

Accumulated Depreciation
As at September 1, 2016	$-	$218,663	$248,802	$3,760	$595,859	$90,651	$1,157,735

Depreciation expense	-	24,366	32,715	3,223	26,747	3,943	90,994
Disposals	-	-	(120,069)	-	-	-	(120,069)

As at August 31, 2017	-	243,029	161,448	6,983	622,606	94,594	1,128,660

Depreciation expense	-	22,417	18,538	3,384	20,579	-	64,918
Disposals	-	-	-	-	-	-	-

As at August 31, 2018	$-	$265,446	$179,986	$10,367	$643,185	$94,594	$1,193,578

Net Book Value
As at August 31, 2017	$103,618,668	$403,831	$56,642	$67,472	$61,253	$-	$104,207,866
As at August 31, 2018	$103,878,349	$381,414	$40,062	$80,538	$52,347	$-	$104,432,710
a)	Nechalacho REE Project, Northwest Territories

During the year ended August 31, 2005, the Company acquired a 100% interest in five mining leases covering the Nechalacho rare earth elements deposit (“Nechalacho Deposit”) located at Thor Lake in the Mackenzie Mining District of the Northwest Territories. In addition, three mineral claims were staked in 2009 to cover favorable geology to the west of the mining leases which are in the process of being converted into mining leases.

The property is subject to an underlying 2.5% net smelter returns (“NSR”) royalty agreement. which can be bought back at the principal amount of $150,000 compounded annually at the average Canadian prime rate from May 2, 1982 to the buyback date, and which currently approximates $1.46 million.

During the year ended August 31, 2012, the Company entered into an accommodation agreement (the “Accommodation Agreement”) with the Deninu K’ue First Nation (“DKFN”). The DKFN is one of three Akaitcho bands who have used, occupied and have constitutionally protected aboriginal rights with respect to the lands on which the Nechalacho Deposit in the Northwest Territories is located.

The Accommodation Agreement provides for business and employment opportunities for the DKFN related to the Nechalacho Deposit and associated facilities in the Northwest Territories and contains measures to mitigate environmental and cultural impacts that may result from the project development. The Accommodation Agreement also commits the DKFN to supporting timely completion of the environmental assessment, permitting and development processes of the Nechalacho REE Project, and provides for the DKFN to participate in the project economics.

In conjunction with the Accommodation Agreement, the Company had issued 10,000 common shares of the Company in August 2012 and granted an aggregate of 50,000 non-transferrable common share purchase warrants of the Company to the DKFN since signing the Accommodation Agreement until August 31, 2016 (of which 10,000 warrants were granted during the year ended August 31, 2016). The common shares are subject to certain contractual restrictions on transfer pending receipt of certain regulatory permits and approvals for the Nechalacho REE Project.